SUPPLEMENT TO THE
FIDELITY NEW
MILLENNIUM(trademark) FUND
PROSPECTUS
DATED JANUARY 23, 1995
The following information
replaces, in its entirety, the
discussion found in the
"Transaction Details" section on
page 24 about the fund's right to
suspend sales of its shares.

THE FUND RESERVES THE RIGHT TO
SUSPEND THE OFFERING OF
SHARES for a period of time. The
fund also reserves the right to
reject any specific purchase
order, including certain
purchases by exchange. See
"Exchange Restrictions" on
page 26. Purchase orders may
be refused if, in FMR's opinion,
they would disrupt management
of the fund.

The following information
replaces the similar information
found in the "Transaction
Details" section on page 26.

FDC collects the proceeds from
the fund's 3% sales charge and
may pay a portion of them to
securities dealers who have
sold the fund's shares, or to
others, including banks and
other financial institutions
(qualified recipients), under
special arrangements in
connection with FDC's sales
activities. The sales charge paid
to qualified recipients is 2.25%
of the fund's offering price.
However, beginning January 1,
1996, the sales charge paid to
qualified recipients will be
1.50% of the fund's offering
price.






The following information
replaces the similar information
found in the "Waivers" section
on page 28.

6. To shares purchased through
Portfolio Advisory Services or
Fidelity Charitable Advisory
Services.



























SUPPLEMENT TO THE
FIDELITY NEW
MILLENNIUM(trademark) FUND
PROSPECTUS
DATED JANUARY 23, 1995
The following information
replaces, in its entirety, the
discussion found in the
"Transaction Details" section on
page 24 about the fund's right
to suspend sales of its shares.

THE FUND RESERVES THE RIGHT
TO SUSPEND THE OFFERING OF
SHARES for a period of time.
The fund also reserves the
right to reject any specific
purchase order, including
certain purchases by
exchange. See "Exchange
Restrictions" on page 26.
Purchase orders may be
refused if, in FMR's opinion,
they would disrupt
management of the fund.

The following information
replaces the similar information
found in the "Transaction
Details" section on page 26.

FDC collects the proceeds from
the fund's 3% sales charge and
may pay a portion of them to
securities dealers who have
sold the fund's shares, or to
others, including banks and
other financial institutions
(qualified recipients), under
special arrangements in
connection with FDC's sales
activities. The sales charge
paid to qualified recipients is
2.25% of the fund's offering
price. However, beginning
January 1, 1996, the sales
charge paid to qualified
recipients will be 1.50% of the
fund's offering price.






The following information
replaces the similar information
found in the "Waivers" section
on page 28.

6. To shares purchased through
Portfolio Advisory Services or
Fidelity Charitable Advisory
Services.



























NMF-95-1  December 1, 1995
NMF-95-1  December 1, 1995